EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

19. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares at no par value.

In December 2020, the holders of the convertible notes issued in March 2020 converted all principal balance of the notes and accrued interests to the Company’s ordinary shares in an aggregate of 29,932 ordinary shares, which were not issued until February 2021. The total amount of principal and accrued interest was approximately $0.8 million, which was converted into the ordinary shares in February 2021.

In January 2021, the Company issued a total of 74,074 ordinary shares to certain individual investors at $27.0 per share, which generated approximately $1.99 million net proceeds for the Company.

In January 2021, the Company issued 700 ordinary shares with fair value of approximately $21,840 to a consultant as compensation for the consulting service.

In February 2021, the Company issued a total of 190,000 ordinary shares to certain institutional and individual investors at $40.8 per share, resulting in approximately $7.74 million net proceeds for the Company.

In March 2021, the Company issued 20,000 ordinary shares with fair value of approximately $2,792,000 to certain employees for their job performance.

In March 2021, the Company issued 50,000 ordinary shares in the registered direct offering at the offering price of $67.0 per share resulting in approximately $3.34 million net proceeds for the Company.

In June 2021, the Company issued 121,363 ordinary shares with 6 months restricted period upon the closing of acquisition of Taoping New Media Co., Ltd (“TNM”), at unit price of $52.7 per share with discounts for lack of marketability as the consideration equivalent to approximately $5.4 million for acquiring 100% equity interest of TNM.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In June 2021, the holder of the convertible note issued in September 2020 converted 50% principal balance of the note and accrued interests to the Company’s ordinary shares in an aggregate of 29,871 ordinary shares (see Note 16). The total amount of principal and accrued interest converted into the ordinary shares was approximately $766,000.

In July 2021, the Company issued a total of 120,000 ordinary shares in a registered direct offering at $41.5 per share, which generated approximately $4.7 million net proceeds for the Company.

In September 2021, the Company issued 61,225 ordinary shares at a price of $26.0 per share with discounts for lack of marketability, as the consideration of approximately $1.8 million for acquiring 100% equity interest of iASPEC.

In November 2021, the Company issued 4,500 restricted shares with a fair value of $136,350 to a financial intermediary service organization as a compensation for the intermediary service.

In December 2021, the Company issued 1,000 ordinary shares with a fair value of $29,200 to a consultant as a compensation for his service.

In February 2022, the Company issued the first phase of approximately 6,718 restricted ordinary shares with a fair value of approximately $118,000, for the acquisition of ZJIOT. The Company agreed to issue to the shareholders of ZJIOT a total of approximately 20,154 restricted ordinary shares in three phases, conditioned upon the satisfaction of certain performance targets.

In March 2022 and July 2022, the Company issued 2,000 ordinary shares with a fair value of $23,100 to a consultant as a compensation for his service.

In April 2023, the Company issued the second phase of approximately 6,718 restricted ordinary shares with a fair value of approximately $49,000, for the acquisition of ZJIOT, upon the satisfaction of certain performance targets.

In May 2023, the Company issued 50,000 restricted shares to a consultant as its service compensation for the service period from May 26, 2023 to May 25, 2024. The fair value of the 50,000 ordinary shares was $340,000, which was amortized over the service period.

In May 2023, the Company issued 200,000 ordinary shares with fair value of approximately $1,360,000 to certain directors, executive officers, and employees as compensations for their services.

In July 2023, the Company issued 4,339 and 43,394 ordinary shares, as commitment fee shares to an investor, with fair value of approximately $23,000 and $230,000, respectively, pursuant to a public standby equity purchase agreement and a private standby equity purchase agreement.

In August 2023, the Company issued 80,000 ordinary shares to a certain investor at $4.626 per share, which generated net proceeds of $370,080 for the Company.

In October 2023, the Company issued a total of 300,000 ordinary shares to a certain investor at $1.97 and $1.84 per share, which generated net proceeds of $570,200 for the Company.

In November 2023, the Company issued 200,000 ordinary shares to a certain investor at $1.37 per share, which generated net proceeds of $274,000 for the Company.

In December 2023, the Company issued a total of 420,000 ordinary shares to a certain investor at $1.24 and $1.11 per share, respectively, which generated net proceeds of $494,800 for the Company.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(b) Stock-based compensation

The following table provides the details of the share-based payments expense during the year ended December 31, 2023, 2022, and 2021:

	For the Year Ended
	December 31, 2023		December 31, 2022		December 31, 2021
Employees and directors share-based payments	$1,360,000	(a)	$-		$2,950,000	(a)(c)
Shares issued for services	$204,000	(a)	$23,100	(a)	$187,000	(a)
	$1,564,000		$23,100		$3,137,000

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to five hundred thousand ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

On July 24, 2020, the Company granted options to employees and directors to purchase an aggregate of 33,335 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.3 million at the date of the grant, of which approximately $160,000 and $140,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2021, and 2020 respectively.

Stock option activity for the year ended December 31, 2023, 2022 and 2021 is summarized as follows:

			Weighted Average Remaining
	Options	Weighted Average	Contractual Life	Aggregated Intrinsic
	Outstanding *	Exercise Price*	(Year)	Value
Outstanding at January 1, 2021	32,635	$24.0	2.6	$143,587
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(2,867)	$24.0	-	-
Outstanding at December 31, 2021	29,768	$24.0	1.6	$714,400
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(1,518)	$24.0	-	-
Outstanding at December 31, 2022	28,250	$24.0	0.6	-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(400)	$24.0	-	$-
Expired	(27,850)	$24.0	-	$-
Outstanding at December 31, 2023	-	-	-	-

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

There were no stock options granted to employees during the year ended December 31, 2023, 2022 and 2021. There was no option exercised during the years ended December 31, 2023, 2022 and 2021. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the years ended December 31, 2023, 2022 and 2021.

As of December 31, 2023 and 2022, no unrecognized compensation expense related to non-vested share options expected to be recognized. The total fair value of options vested during the year ended December 31, 2023, 2022 and 2021 was approximately $ nil, $ nil and $0.2 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated; stock-based compensation related to these awards will be different from its expectations.

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan and its amendment, in July 2020, the Company granted options to certain consultants to purchase an aggregate of 5,737 ordinary shares of the Company with an exercise price at $26.4 per share. The options were fully vested at the grant date as a rewarding for the past service of the consultants. For the years ended December 31, 2023, 2022 and 2021, the Company issued nil, nil and 191,500 warrants to consultants, respectively. The Company expensed to administrative expense approximately $nil, $nil and $77,000 for the years ended December 31, 2023, 2022 and 2021, respectively.

The issuance of warrants to purchase up to 100,000 and 1,500 ordinary shares to certain consultants in February 2021 has been expired as of December 31, 2021 and December 31, 2022, respectively. The issuance of warrants to purchase up to 90,000 ordinary shares to certain consultants in April 2021 has been cancelled as of December 31, 2021.

As of December 31, 2022, the exercise price for the stock options issued to non-employees was $26.4 and remaining life was 0.6 years. The stock options granted to non-employees were expired in three years after the grant date. The following table outlines the options outstanding and exercisable as of December 31, 2022:

	2022
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable *	Price*	Date
July 2020 stock options to consultants	5,737	$26.4	07/09/2023
Total	5,737

As of December 31, 2023, there was no stock options outstanding.

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS